UNAUDITED CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)		Common stock New Dragonfly	Common stock	Additional Paid-in Capital New Dragonfly	Additional Paid-in Capital	Retained Earnings [Member] New Dragonfly	Retained Earnings [Member]	New Dragonfly	Total
Balance at the beginning at Dec. 31, 2019								$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2019								10,000,000
Balance at the end at Dec. 31, 2020								$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020								10,000,000
Balance at the beginning at Dec. 31, 2019		$ 4,000		$ 88,000		$ 1,222,000		$ 1,314,000
Balance at the beginning (in shares) at Dec. 31, 2019								20,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)						6,878,000		$ 6,878,000
Stock compensation expense				351,000				351,000
Exercise of stock options				12,000				$ 12,000
Options exercised								32,270
Balance at the end at Dec. 31, 2020		$ 4,000	$ 317	451,000	$ 24,683	8,100,000	$ (1,000)	$ 8,555,000	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020		20,040,470	3,162,500					20,040,470
Balance at the end at Dec. 31, 2020								$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020								10,000,000
Balance at the beginning at Jun. 23, 2020			$ 0		0		0		0
Increase (Decrease) in Stockholders' Equity
Net income (loss)					0		(1,000)		(1,000)
Aggregate purchase price	[1],[2]		$ 317		24,683		0		25,000
Number of shares issued	[1],[2]		3,162,500
Balance at the end at Dec. 31, 2020		$ 4,000	$ 317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the end (in shares) at Dec. 31, 2020		20,040,470	3,162,500					20,040,470
Balance at the end at Sep. 30, 2021								$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2021								10,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)						4,421,000		$ 4,421,000	2,689,709
Stock compensation expense				428,000				428,000
Exercise of stock options				26,000				$ 26,000
Options exercised		49,727						49,727
Balance at the end at Sep. 30, 2021		$ 4,000	$ 317	905,000		12,521,000	(245,451)	$ 13,430,000	(245,134)
Balance at the end (in shares) at Sep. 30, 2021		20,090,197	3,162,500
Balance at the beginning at Dec. 31, 2020								$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2020								10,000,000
Balance at the end at Dec. 31, 2021								$ 2,000,000	128,397,500
Balance at the end (in shares) at Dec. 31, 2021								10,000,000
Balance at the beginning at Dec. 31, 2020		$ 4,000	$ 317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the beginning (in shares) at Dec. 31, 2020		20,040,470	3,162,500					20,040,470
Increase (Decrease) in Stockholders' Equity
Net income (loss)					0	4,338,000	1,910,487	$ 4,338,000	1,910,487
Stock compensation expense				734,000				734,000
Exercise of stock options				434,000				$ 434,000
Options exercised								835,005
Balance at the end at Dec. 31, 2021		$ 4,000	$ 317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the end (in shares) at Dec. 31, 2021		20,875,475	3,162,500					20,875,475
Balance at the beginning at Mar. 31, 2021			$ 317		24,683		(1,000)		24,000
Balance at the beginning (in shares) at Mar. 31, 2021			3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)							(834)		(834)
Balance at the end at Jun. 30, 2021			$ 317		24,683		(1,834)		23,166
Balance at the end (in shares) at Jun. 30, 2021			3,162,500
Balance at the end at Sep. 30, 2021								$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2021								10,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)							2,690,543		2,690,543
Balance at the end at Sep. 30, 2021		$ 4,000	$ 317	905,000		12,521,000	(245,451)	$ 13,430,000	(245,134)
Balance at the end (in shares) at Sep. 30, 2021		20,090,197	3,162,500
Balance at the beginning at Dec. 31, 2021								$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021								10,000,000
Balance at the beginning at Dec. 31, 2021		$ 4,000	$ 317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021		20,875,475	3,162,500					20,875,475
Increase (Decrease) in Stockholders' Equity
Net income (loss)							1,191,840		1,191,840
Balance at the end at Mar. 31, 2022			$ 317				167,167		167,484
Balance at the end (in shares) at Mar. 31, 2022			3,162,500
Balance at the beginning at Dec. 31, 2021								$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021								10,000,000
Balance at the end at Sep. 30, 2022								$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2022								10,000,000
Balance at the beginning at Dec. 31, 2021		$ 4,000	$ 317	1,619,000	$ 0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021		20,875,475	3,162,500					20,875,475
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(7,456,000)		$ (7,456,000)	(1,298,108)
Stock compensation expense				1,155,000				1,155,000
Aggregate purchase price		$ 1,000		14,999,000				15,000,000
Number of shares issued		1,267,502
Exercise of stock options				707,000				$ 707,000
Options exercised		491,299						491,299
Balance at the end at Sep. 30, 2022		$ 5,000	$ 317	18,480,000		4,982,000	(2,826,593)	$ 23,467,000	(2,826,276)
Balance at the end (in shares) at Sep. 30, 2022		22,634,276	3,162,500					22,634,276
Balance at the beginning at Mar. 31, 2022			$ 317				167,167		167,484
Balance at the beginning (in shares) at Mar. 31, 2022			3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)							(570,333)		(570,333)
Balance at the end at Jun. 30, 2022			$ 317				(403,166)		(402,849)
Balance at the end (in shares) at Jun. 30, 2022			3,162,500
Balance at the end at Sep. 30, 2022								$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2022								10,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)							(1,919,615)		(1,919,615)
Balance at the end at Sep. 30, 2022		$ 5,000	$ 317	$ 18,480,000		$ 4,982,000	$ (2,826,593)	$ 23,467,000	$ (2,826,276)
Balance at the end (in shares) at Sep. 30, 2022		22,634,276	3,162,500					22,634,276

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.